Summary of Significant Accounting Policies (Share-based Compensation Expense) (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 17, 2020	Jan. 04, 2012	Jan. 04, 2012	Dec. 31, 2022
Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				5,244,250
Cumulative share based compensation expense				$ 4.1
Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				1,581,750
Sohu (excluding Fox Video) [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Sohu (excluding Fox Video) [Member] | Sohu 2010 Stock Incentive Plan [Member] | Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative share based compensation expense				$ 27.8
Changyou [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options exercises in Period, Fixed Price				$ 5.39
Changyou [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration Per Share	$ 5.4
Changyou [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted				6,826,000
Changyou [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fixed price of share	5.39			$ 5.39
Consideration Per Share	5.4
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration Per Share	5.4
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Fixed Price	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Accrued fixed price, initial	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Accrued fixed price, initial	5.39
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Stock Options [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Accrued fixed price, initial	$ 5.39
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Stock Options [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Number of shares under contractually granted share options				16,368,200
Number of shares purchased on vested options				4,972,800
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Sharebased Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jan. 04, 2022	Jan. 04, 2022
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Sharebased Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Sharebased Awards [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted				four equal installments
Percentage of outstanding ordinary shares on a fully-diluted basis		10.00%
Fox Video [Member] | Fox Video Share Incentive Plan [Member] | Fox Video Sharebased Awards [Member] | Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		25,000,000	25,000,000